Other liabilities - Schedule of Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Advance payments for government grants	€ 403	€ 1,549
Total	€ 403	€ 1,549